Document and Entity Information	Oct. 21, 2021
Entity Information [Line Items]
Entity Registrant Name	SVB Financial Group
Document Type	8-K
Document Period End Date	Oct. 21, 2021
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39154
Entity Tax Identification Number	91-1962278
Entity Address, Address Line One	3003 Tasman Drive
Entity Address, City or Town	Santa Clara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95054-1191
City Area Code	408
Local Phone Number	654-7400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000719739
Amendment Flag	false
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	SIVB
Security Exchange Name	NASDAQ
Preferred Stock, Series A
Entity Information [Line Items]
Title of 12(b) Security	Depositary shares, each representing a 1/40th interest in a share of 5.250% Fixed-Rate Non-Cumulative Perpetual Preferred Stock, Series A
Trading Symbol	SIVBP
Security Exchange Name	NASDAQ